UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 12/31/12

Item 1.  Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE/DEFENSE - 2.2%
5,400	United Technologies Corp.	$ 442,854

	AGRICULTURE - 2.4%
15,700	Altria Group, Inc.	493,294

	BANKS - 4.2%
8,500	J.P Morgan Chase & Co.	373,745
14,500	Wells Fargo & Co.	495,610
		869,355
	BEVERAGES - 5.8%
12,000	Coca-Cola, Co.	435,000
5,500	Molson Coors Brewing Co.	235,345
7,600	Pepsico, Inc.	520,068
		1,190,413
	CHEMICALS - 1.3%
6,800	Potash Corp. Saskatchewan, Inc.	276,692

	COMMERCIAL SERVICES - 1.1%
3,900	Automatic Data Processing, Inc.	222,339

	COMPUTERS - 2.1%
800	Apple, Inc.	426,424

	ELECTRIC - 5.9%
4,900	Entergy Corp.	312,375
8,800	Exelon Corp.	261,712
22,100	PPL Corp.	632,723
		1,206,810
	ELETRICAL PRODUCTS - 2.1%
8,000	Emerson Electric Co.	423,680

	FOOD - 5.7%
7,600	General Mills, Inc.	307,116
27,000	Sysco Corp.	854,820
		1,161,936
	HEALTHCARE-PRODUCTS - 6.9%
5,500	Becton Dickinson & Co.	430,045
14,300	Medtronic, Inc.	586,586
7,200	Stryker Corp.	394,704
		1,411,335
	HEALTHCARE-SERVICES - 3.3%
14,600	Aetna, Inc.	675,980

	HOUSEHOLD PRODUCTS - 1.2%
3,300	Clorox Co.	241,626

	INSURANCE - 3.4%
6,600	Aflac, Inc.	350,592
4,700	Chubb Corp.	354,004
		704,596
	INTERNET - 3.5%
1,000	Google, Inc. - Cl. A *	709,370

	IRON / STEEL - 1.0%
10,000	Vale SA	209,600

	MACHINERY-CONSTRUCTION & MINING- 1.1%
2,500	Caterpillar, Inc.	223,950

	MINING - 1.3%
5,700	Newmont Mining Corp.	264,708

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited) (Continued)
Shares		Value
	MISCELLANEOUS - 1.9%
4,300	3M Co.	$ 399,255

	OIL & GAS - 9.5%
4,800	Chevron Texaco Corp.	519,072
14,900	ConocoPhillips	864,051
2,500	Exxon Mobil Corp.	216,375
10,600	Southwestern Energy Co. *	354,146
		1,953,644
	PHARMACEUTICALS - 7.0%
12,100	Johnson & Johnson	848,210
3,600	Merck & Company, Inc.	147,384
9,000	Pfizer, Inc.	225,720
6,000	Teva Pharmaceutical Industries Ltd.	224,040
		1,445,354
	RETAIL - 5.9%
6,800	McDonald's Corp.	599,828
8,800	Wal Mart Stores, Inc.	600,424
		1,200,252
	SEMICONDUCTORS - 5.6%
33,300	Intel Corp.	686,979
7,500	Qualcomm, Inc.	465,150
		1,152,129
	SOFTWARE - 3.7%
28,500	Microsoft Corp.	761,805

	TELECOMUNICATIONS - 7.0%
41,100	Cisco Systems, Inc.	807,615
14,600	Verizon Communications, Inc.	631,742
		1,439,357
	TOYS/GAMES/HOBBIES - 1.9%
11,000	Hasbro, Inc.	394,900

	TRANSPORTATION - 1.9%
6,200	CH Robinson Worldwide, Inc.	391,964

	TOTAL COMMON STOCKS
	(Cost - $19,484,619)	20,293,622

Shares
	SHORT TERM INVESTMENTS - 3.8%
779,211	Federated Government Obligations Fund, 0.06%** (Cost $779,211)	779,211

	TOTAL INVESTMENTS - 102.7% (Cost - $20,263,830)(a)	$ 21,072,833
	CALL OPTIONS WRITTEN - (2.7) % (Proceeds - $650,345)	(547,666)
	OTHER LIABILITIES LESS ASSETS - (0.0) %	(15,155)
	NET ASSETS - 100.0%	$ 20,510,012

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (2.7) %	Value
6	3M Co.	$ 2,400
	Expiration January 2014, Exercise Price $97.50
32	3M Co.	10,720
	Expiration January 2014, Exercise Price $100.00
13	Aetna Inc.	4,290
	Expiration April 2013, Exercise Price $45.00
30	Aetna Inc.	5,700
	Expiration July 2013, Exercise Price $50.00
78	Aetna Inc.	44,070
	Expiration January 2014, Exercise Price $45.00
36	Aflac, Inc.	12,420
	Expiration January 2013, Exercise Price $50.00
10	Aflac, Inc.	3,340
	Expiration May 2013, Exercise Price $52.50
20	Aflac, Inc.	17,500
	Expiration January 2014, Exercise Price $47.00
20	Altria Group, Inc.	620
	Expiration March 2013, Exercise Price $33.00
20	Altria Group, Inc.	1,260
	Expiration June 2013, Exercise Price $33.00
37	Altria Group, Inc.	1,332
	Expiration June 2013, Exercise Price $34.00
60	Altria Group, Inc.	3,840
	Expiration January 2014, Exercise Price $35.00
2	Apple, Inc.	680
	Expiration January 2013, Exercise Price $580.00
1	Apple, Inc.	235
	Expiration January 2013, Exercise Price $590.00
2	Apple, Inc.	2,298
	Expiration March 2013, Exercise Price $600.00
2	Apple, Inc.	2,910
	Expiration June 2013, Exercise Price $635.00
1	Apple, Inc.	1,565
	Expiration January 2014, Exercise Price $750.00
25	Automatic Data Processing, Inc.	3,125
	Expiration January 2014, Exercise Price $62.50
20	Becton Dickinson & Co.	7,800
	Expiration March 2013, Exercise Price $75.00
15	Becton Dickinson & Co.	3,375
	Expiration June 2013, Exercise Price $80.00
25	Caterpillar, Inc.	5,450
	Expiration May 2013, Exercise Price $100.00
9	CH Robison Worldwide, Inc.	3,510
	Expiration May 2013, Exercise Price $62.50
53	CH Robison Worldwide, Inc.	18,550
	Expiration January 2014, Exercise Price $67.50
15	ChevronTexaco Corp.	6,000
	Expiration June 2013, Exercise Price $110.00
23	ChevronTexaco Corp.	10,810
	Expiration January 2014, Exercise Price $115.00
10	ChevronTexaco Corp.	3,150
	Expiration January 2014, Exercise Price $120.00
27	Chubb Corp.	2,619
	Expiration April 2013, Exercise Price $80.00
10	Chubb Corp.	1,790
	Expiration July 2013, Exercise Price $80.00
80	Cisco Systems, Inc.	6,400
	Expiration January 2013, Exercise Price $19.00
30	Cisco Systems, Inc.	6,450
	Expiration April 2013, Exercise Price $18.00
163	Cisco Systems, Inc.	15,159
	Expiration April 2013, Exercise Price $20.00
98	Cisco Systems, Inc.	18,424
	Expiration January 2014, Exercise Price $20.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (2.7) %	Value
30	Clorox Co.	$ 1,800
	Expiration July 2013, Exercise Price $80.00
90	Coca-Cola Co.	1,350
	Expiration January 2013, Exercise Price $37.50
30	Coca-Cola Co.	2,520
	Expiration May 2013, Exercise Price $37.50
40	ConocoPhillips	5,800
	Expiration May 2013, Exercise Price $60.00
31	ConocoPhillips	8,680
	Expiration January 2014, Exercise Price $60.00
40	Emerson Electric Company	4,200
	Expiration June 2013, Exercise Price $57.50
20	Emerson Electric Company	3,600
	Expiration January 2014, Exercise Price $60.00
20	Entergy Corp.	1,500
	Expiration June 2013, Exercise Price $67.50
29	Exelon Corp.	58
	Expiration January 2013, Exercise Price $36.00
40	Exelon Corp.	800
	Expiration January 2014, Exercise Price $40.00
25	Exxon Mobil Corp.	3,750
	Expiration July 2013, Exercise Price $92.50
25	General Mills, Inc.	1,150
	Expiration January 2013, Exercise Price $40.00
26	General Mills, Inc.	5,460
	Expiration January 2014, Exercise Price $40.00
2	Google, Inc. - Cl. A	900
	Expiration January 2013, Exercise Price $750.00
2	Google, Inc. - Cl. A	7,400
	Expiration March 2013, Exercise Price $700.00
2	Google, Inc. - Cl. A	12,440
	Expiration January 2014, Exercise Price $740.00
3	Google, Inc. - Cl. A	13,530
	Expiration January 2014, Exercise Price $780.00
60	Hasbro, Inc.	300
	Expiration January 2013, Exercise Price $40.00
50	Hasbro, Inc.	7,250
	Expiration January 2014, Exercise Price $40.00
49	Intel Corp.	1,372
	Expiration April 2013, Exercise Price $23.00
192	Intel Corp.	2,496
	Expiration April 2013, Exercise Price $24.00
56	Johnson & Johnson	10,696
	Expiration January 2014, Exercise Price $72.50
30	Johnson & Johnson	3,960
	Expiration January 2014, Exercise Price $75.00
58	J.P. Morgan Chase & Co.	9,686
	Expiration January 2013, Exercise Price $43.00
7	J.P. Morgan Chase & Co.	1,449
	Expiration September 2013, Exercise Price $47.00
20	J.P. Morgan Chase & Co.	11,060
	Expiration January 2014, Exercise Price $42.00
23	McDonalds Corp.	5,819
	Expiration March 2013, Exercise Price $87.50
34	McDonalds Corp.	9,248
	Expiration January 2014, Exercise Price $95.00
31	Medtronic, Inc.	4,123
	Expiration January 2013, Exercise Price $40.00
24	Medtronic, Inc.	1,752
	Expiration January 2013, Exercise Price $41.00
44	Medtronic, Inc.	3,080
	Expiration May 2013, Exercise Price $45.00
14	Medtronic, Inc.	2,618
	Expiration January 2014, Exercise Price $45.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (2.7) %	Value
10	Merck & Co., Inc.	$ 280
	Expiration April 2013, Exercise Price $45.00
26	Merck & Co., Inc.	1,170
	Expiration January 2014, Exercise Price $50.00
65	Microsoft Corp.	2,860
	Expiration April 2013, Exercise Price $29.00
115	Microsoft Corp.	6,210
	Expiration July 2013, Exercise Price $30.00
16	Microsoft Corp.	416
	Expiration July 2013, Exercise Price $32.00
89	Microsoft Corp.	3,115
	Expiration January 2014, Exercise Price $35.00
29	Molson Coors Brewing Co	435
	Expiration January 2013, Exercise Price $45.00
26	Molson Coors Brewing Co	2,990
	Expiration April 2013, Exercise Price $45.00
35	Newmont Mining Corp.	2,205
	Expiration March 2013, Exercise Price $52.50
22	Newmont Mining Corp.	3,586
	Expiration June 2013, Exercise Price $52.50
14	Pepsico, Inc.	308
	Expiration January 2013, Exercise Price $70.00
43	Pepsico, Inc.	4,945
	Expiration January 2014, Exercise Price $75.00
40	Pfizer, Inc.	2,400
	Expiration June 2013, Exercise Price $26.00
50	Pfizer, Inc.	8,000
	Expiration January 2014, Exercise Price $25.00
14	Potash Corp. Saskatchewan, Inc.	1,848
	Expiration June 2013, Exercise Price $44.00
39	Potash Corp. Saskatchewan, Inc.	3,159
	Expiration June 2013, Exercise Price $46.00
44	PPL Corp.	220
	Expiration January 2013, Exercise Price $30.00
75	Qualcomm, Inc.	13,875
	Expiration July 2013, Exercise Price $70.00
42	Southwestern Energy Co.	1,428
	Expiration January 2013, Exercise Price $35.00
20	Southwestern Energy Co.	4,180
	Expiration January 2014, Exercise Price $40.00
27	Stryker Corp.	270
	Expiration January 2013, Exercise Price $57.50
20	Stryker Corp.	3,300
	Expiration June 2013, Exercise Price $57.50
25	Stryker Corp.	7,750
	Expiration January 2014, Exercise Price $57.50
40	Sysco Corp.	1,600
	Expiration February 2013, Exercise Price $32.00
56	Sysco Corp.	4,480
	Expiration May 2013, Exercise Price $32.00
13	Teva Pharmaceutical Industries	39
	Expiration January 2013, Exercise Price $42.50
47	Teva Pharmaceutical Industries	846
	Expiration June 2013, Exercise Price $45.00
31	United Technologies Corp.	10,385
	Expiration May 2013, Exercise Price $82.50
16	United Technologies Corp.	8,240
	Expiration January 2014, Exercise Price $85.00
7	United Technologies Corp.	2,940
	Expiration January 2014, Exercise Price $87.50
100	Vale SA	20,200
	Expiration January 2013, Exercise Price $19.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (2.7) %	Value
20	Verizon Communications, Inc.	$ 440
	Expiration January 2013, Exercise Price $44.00
20	Verizon Communications, Inc.	1,280
	Expiration April 2013, Exercise Price $45.00
106	Verizon Communications, Inc.	17,914
	Expiration January 2014, Exercise Price $45.00
80	Wal Mart Stores, Inc.	11,120
	Expiration January 2014, Exercise Price $77.50
58	Wells Fargo & Co.	7,598
	Expiration April 2013, Exercise Price $35.00
15	Wells Fargo & Co.	1,365
	Expiration April 2013, Exercise Price $36.00
40	Wells Fargo & Co.	3,760
	Expiration July 2013, Exercise Price $38.00
14	Wells Fargo & Co.	2,870
	Expiration January 2014, Exercise Price $37.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $636,885)	$ 547,666

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes

(including call options written) is $20,900,715 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 936,369
	Unrealized depreciation:	(216,585)
	Net unrealized appreciation:	$ 719,784

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 20,293,622	$ -	$ -	$ 20,293,622
Short Term Investments		779,211	-	-	779,211
	Total	$ 21,072,833	$ -	$ -	$ 21,072,833
Liabilities
Calls Options Written		547,666	-	-	547,666
	Total	$ 547,666	$ -	$ -	$ 547,666

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

3/1/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/1/13